Commitments and Contingencies Level 4 - Derivative Commitments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 211
Collateral Already Posted, Aggregate Fair Value	216
GMWB Product Derivatives [Member]
Loss Contingencies [Line Items]
Collateral Already Posted, Aggregate Fair Value	$ 22